Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of financial instruments that are measured or disclosed at fair value
	Fair Value Measurements as of September 30, 2022
	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$166	$—	$—
Total	$166	$—	$—
	Fair Value Measurements as of December 31, 2021
	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$4,863	$—	$—
Liabilities:
Derivative liability	—	—	(3,488)
Total	$4,863	$—	$(3,488)

	Fair Value Measurements as of December 31, 2021
	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$4,863	$—	$—
Liabilities:
Derivative liability	—	—	(3,488)
Warrant liability	—	—	—
Total	$4,863	$—	$(3,488)
	Fair Value Measurements as of December 31, 2020
	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$35,856	$—	$—
Liabilities:
Derivative liability	—	—	(2,380)
Warrant liability	—	—	(2,004)
Total	$35,856	$—	$(4,384)

Schedule of company determined the fair value of the series C preferred stock warrants using the black-scholes
September 30, 2021
Expected dividend rate	0%
Risk-free interest rate	0.26%
Expected volatility	44%
Expected term (in years)	1.89
SVB March 2021 Note Common Stock Warrants
Expected dividend rate	0%
Risk-free interest rate	1.74%
Expected volatility	47%
Expected term (in years)	10.00

SCI June 2021 Note Common Stock Warrants
Expected dividend rate	0%
Risk-free interest rate	1.51%
Expected volatility	47%
Expected term (in years)	10.00

December 31, 2020
Expected dividend rate	0%
Risk-free interest rate	0.14%
Expected volatility	48%
Expected term (in years)	2.16
December 31, 2020
Expected dividend rate	0%
Risk-free interest rate	0.16%
Expected volatility	47%
Expected term (in years)	2.87
SVB March 2021 Note Common Stock Warrants
Expected dividend rate	0%
Risk-free interest rate	1.74%
Expected volatility	47%
Expected term (in years)	10.00
SCI June 2021 Note Common Stock Warrants
Expected dividend rate	0%
Risk-free interest rate	1.51%
Expected volatility	47%
Expected term (in years)	10.00

Schedule to determine the fair value of the embedded derivative
December 31, 2021
Probability of Next Equity Financing	3%
Probability of SPAC/PIPE	95%
Probability of IPO	2%
100%
Weighted average term (years)	0.27
Weighted average discount rate	25.00%

	December 31, 2021	December 31, 2020
Probability of Next Equity Financing	3%	65%
Probability of SPAC/PIPE	95%	33%
Probability of IPO	2%	2%
	100%	100%
Weighted average term (years)	0.27	0.26
Weighted average discount rate	25.00%	8.63%

Schedule of changes in fair value of the company’s derivative liability and warrant liability
	Derivative Liability	Warrant Liability
Balance as of December 31, 2020	$2,380	$2,004
Change in fair value	1,090	2,701
Balance as of September 30, 2021	$3,470	$4,705
	Derivative Liability	Warrant Liability
Balance as of December 31, 2021	$3,488	$—
Change in fair value	606	—
Extinguishment of embedded derivative upon conversion of convertible note	(4,094)	—
Balance as of September 30, 2022	$—	$—

	Derivative Liability	Warrant Liability
Balance as of January 1, 2020	$—	$3,348
Initial fair value of derivative liability	6,481	—
Extinguishment of derivative liability	(5,360)	—
Exercise of warrants	—	(1,931)
Change in fair value	1,259	587
Balance as of December 31, 2020	2,380	2,004
Change in fair value	1,108	3,812
Exercise of warrants	—	(5,816)
Balance as of December 31, 2021	$3,488	$—

Schedule of fair value remeasurement of embedded derivative
	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Remeasurement of conversion feature – loss	$—	$(640)	$(606)	$(1,090)